Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets at fair value
Fixed maturities, available for sale	$ 7,404,274	$ 8,414,961
Fixed maturities, trading	197,651	97,819
Fixed maturities, fair value option	10,028	12,095
Equity securities	6,988	8,152
Short-term investments	269,016	190,376
Separate accounts assets	1,266,912	1,460,380
Total assets at fair value	9,157,845	10,204,828
Liabilities at fair value
Separate accounts liabilities	(1,266,912)	(1,460,380)
Total liabilities at fair value	(1,325,799)	(1,552,492)
Guaranteed accumulation benefits
Liabilities at fair value
Policyholders' account balances	(5,203)	(4,557)
Guaranteed withdrawal benefits
Liabilities at fair value
Policyholders' account balances	(113)	(113)
Foreign government
Assets at fair value
Fixed maturities, available for sale	19,977	22,791
All other corporate securities
Assets at fair value
Fixed maturities, available for sale	5,524,406	6,389,746
Asset-backed securities ("ABS")
Assets at fair value
Fixed maturities, available for sale	392,045	480,223
Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed maturities, available for sale	300,967	187,825
Residential mortgage-backed securities ("RMBS")
Assets at fair value
Fixed maturities, available for sale	87,688	133,450
Redeemable Preferred Stock
Assets at fair value
Fixed maturities, available for sale	14,800	14,800
Equity indexed annuity contracts
Liabilities at fair value
Policyholders' account balances	(44,947)	(57,531)
Equity indexed life contracts
Liabilities at fair value
Policyholders' account balances	(8,624)	(29,911)
Recurring basis
Assets at fair value
Short-term investments	269,016	190,376
Total assets at fair value	1,798,563	2,038,694
Liabilities at fair value
Total liabilities at fair value	(5,587,625)	(6,176,546)
Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed maturities, available for sale	301,926	409,595
Recurring basis | States, municipalities and political subdivisions
Assets at fair value
Fixed maturities, available for sale	762,465	776,531
Recurring basis | Foreign government
Assets at fair value
Fixed maturities, available for sale	19,977	22,791
Recurring basis | All other corporate securities
Assets at fair value
Fixed maturities, available for sale	5,524,406	6,389,746
Recurring basis | Asset-backed securities ("ABS")
Assets at fair value
Fixed maturities, available for sale	392,045	480,223
Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed maturities, available for sale	300,967	187,825
Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets at fair value
Fixed maturities, available for sale	87,688	133,450
Recurring basis | Redeemable Preferred Stock
Assets at fair value
Fixed maturities, available for sale	14,800	14,800
Recurring basis | Equity Options
Assets at fair value
Other invested assets	3,515	21,045
Recurring basis | Future
Assets at fair value
Other invested assets	(539)
Recurring basis | Fixed maturities, trading
Assets at fair value
Fixed maturities, trading	197,651	97,819
Recurring basis | Fixed maturities, at fair value option
Assets at fair value
Fixed maturities, fair value option	10,028	12,095
Recurring basis | Common Stock
Assets at fair value
Equity securities	6,988	8,152
Quoted prices in active markets for identical assets (Level 1)
Assets at fair value
Separate accounts assets	1,266,912	1,460,380
Total assets at fair value	1,633,806	1,828,760
Liabilities at fair value
Separate accounts liabilities	(1,266,912)	(1,460,380)
Total liabilities at fair value	(1,266,912)	(1,460,380)
Quoted prices in active markets for identical assets (Level 1) | Recurring basis
Assets at fair value
Short-term investments	269,016	190,376
Total assets at fair value	6,177	78,801
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed maturities, available for sale	94,902	156,959
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | Equity Options
Assets at fair value
Other invested assets	3,515	21,045
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | Future
Assets at fair value
Other invested assets	(539)
Significant other observable inputs (Level 2)
Assets at fair value
Total assets at fair value	7,503,323	8,326,735
Liabilities at fair value
Total liabilities at fair value	(8,624)	(29,911)
Significant other observable inputs (Level 2) | Equity indexed life contracts
Liabilities at fair value
Policyholders' account balances	(8,624)	(29,911)
Significant other observable inputs (Level 2) | Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed maturities, available for sale	206,690	247,739
Significant other observable inputs (Level 2) | Recurring basis | States, municipalities and political subdivisions
Assets at fair value
Fixed maturities, available for sale	762,465	776,531
Significant other observable inputs (Level 2) | Recurring basis | Foreign government
Assets at fair value
Fixed maturities, available for sale	19,977	22,791
Significant other observable inputs (Level 2) | Recurring basis | All other corporate securities
Assets at fair value
Fixed maturities, available for sale	5,511,797	6,371,395
Significant other observable inputs (Level 2) | Recurring basis | Asset-backed securities ("ABS")
Assets at fair value
Fixed maturities, available for sale	391,260	462,290
Significant other observable inputs (Level 2) | Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed maturities, available for sale	300,967	187,825
Significant other observable inputs (Level 2) | Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets at fair value
Fixed maturities, available for sale	87,688	133,450
Significant other observable inputs (Level 2) | Recurring basis | Redeemable Preferred Stock
Assets at fair value
Fixed maturities, available for sale	14,800	14,800
Significant other observable inputs (Level 2) | Recurring basis | Fixed maturities, trading
Assets at fair value
Fixed maturities, trading	197,651	97,819
Significant other observable inputs (Level 2) | Recurring basis | Fixed maturities, at fair value option
Assets at fair value
Fixed maturities, fair value option	10,028	12,095
Significant unobservable inputs (Level 3)
Assets at fair value
Total assets at fair value	20,716	49,333
Liabilities at fair value
Total liabilities at fair value	(50,263)	(62,201)
Significant unobservable inputs (Level 3) | Guaranteed accumulation benefits
Liabilities at fair value
Policyholders' account balances	(5,203)	(4,557)
Significant unobservable inputs (Level 3) | Guaranteed withdrawal benefits
Liabilities at fair value
Policyholders' account balances	(113)	(113)
Significant unobservable inputs (Level 3) | Equity indexed annuity contracts
Liabilities at fair value
Policyholders' account balances	(44,947)	(57,531)
Significant unobservable inputs (Level 3) | Recurring basis
Assets at fair value
Total assets at fair value	1,792,386	1,959,893
Liabilities at fair value
Total liabilities at fair value	(5,587,625)	(6,176,546)
Significant unobservable inputs (Level 3) | Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed maturities, available for sale	334	4,897
Significant unobservable inputs (Level 3) | Recurring basis | All other corporate securities
Assets at fair value
Fixed maturities, available for sale	12,609	18,351
Significant unobservable inputs (Level 3) | Recurring basis | Asset-backed securities ("ABS")
Assets at fair value
Fixed maturities, available for sale	785	17,933
Significant unobservable inputs (Level 3) | Recurring basis | Common Stock
Assets at fair value
Equity securities	$ 6,988	$ 8,152